Segment Reporting (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment reporting information profit (loss)
Revenues	$ 379,975	$ 374,008	$ 343,048
Voyage expenses	1,387	2,042	2,034
Vessel operating expenses	89,046	84,577	82,374
Depreciation and amortization	91,919	89,347	82,686
General and administrative (note 12a and 12b)	24,120	23,247	19,764
Gain on sale of vessel (note 17a)		(4,340)
Restructuring charge (note 18)	0	175	3,250
Income from vessel operations	173,503	178,960	152,940
Segment reporting information additional information
Equity income (note 19)	20,584	8,043	27,639
Investments in and advances to joint ventures (note 19)	191,448	172,898	93,320
Total assets	3,457,814	3,434,934	3,430,210
Expenditures for vessels and equipment	64,685	26,652	134,926
Expenditures for drydock	19,638	12,727	9,729
Liquefied Gas Segment [Member]
Segment reporting information profit (loss)
Revenues	269,408	264,816	252,854
Voyage expenses	(87)	29	1,018
Vessel operating expenses	47,773	46,496	50,919
Depreciation and amortization	62,889	60,954	59,088
General and administrative (note 12a and 12b)	13,385	12,239	11,033
Gain on sale of vessel (note 17a)		(4,340)
Restructuring charge (note 18)			1,381
Income from vessel operations	145,448	149,438	129,415
Segment reporting information additional information
Equity income (note 19)	20,584	8,043	27,639
Investments in and advances to joint ventures (note 19)	191,448	172,898	93,320
Total assets	2,911,659	2,866,541	2,846,685
Expenditures for vessels and equipment	63,686	24,095	133,563
Expenditures for drydock	13,831	2,014	8,409
Conventional Tanker Segment [Member]
Segment reporting information profit (loss)
Revenues	110,567	109,192	90,194
Voyage expenses	1,474	2,013	1,016
Vessel operating expenses	41,273	38,081	31,455
Depreciation and amortization	29,030	28,393	23,598
General and administrative (note 12a and 12b)	10,735	11,008	8,731
Restructuring charge (note 18)		175	1,869
Income from vessel operations	28,055	29,522	23,525
Segment reporting information additional information
Total assets	546,155	568,393	583,525
Expenditures for vessels and equipment	999	2,557	1,363
Expenditures for drydock	$ 5,807	$ 10,713	$ 1,320